STOCK-BASED COMPENSATION	12 Months Ended
Jan. 01, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
Prior to the Spin-off, certain of the Company’s employees participated in stock-based compensation plans sponsored by SunPower. SunPower’s stock-based compensation plans include incentive compensation plans. Certain awards granted under the plans were based on SunPower’s common shares and, as such, are not in the Company’s Consolidated and Combined Statements of Equity. Stock-based compensation expense include expense attributable to the Company based on the awards and terms previously granted to the Company’s employees and an allocation of SunPower’s corporate and shared functional employee expenses.
Subsequent to the Spin-off on August 26, 2020 and in accordance with the employee matters agreement entered with SunPower, certain adjustments were made to the unvested restricted stock-based compensation awards with the intention of preserving the intrinsic value of the awards prior to the Spin-off. Unvested restricted stock unit awards and performance-contingent awards have been adjusted to provide holders with restricted stock units awards and performance-contingent awards under the Company’s stock-based compensation plans.
The modification resulted in an issuance of 1.2 million shares to the employees of Maxeon in replacement of 2.1 million of unvested shares under SunPower’s Plan, with no changes to other terms of the original grant. There was no incremental compensation charge in relation to the modification.
Equity Incentive Programs
SunPower’s Stock-based Incentive Plans
During fiscal years 2020 and 2019, SunPower had two stock incentive plans applicable to our employees: (i) the Third Amended and Restated 2005 SunPower Corporation Stock Incentive Plan (“2005 Plan”) and (ii) the SunPower Corporation 2015 Omnibus Incentive Plan (“2015 Plan”). The 2005 Plan was adopted by SunPower’s Board of Directors in August 2005 and was approved by stockholders in November 2005. The 2015 Plan, which subsequently replaced the 2005 Plan, was adopted by SunPower’s Board of Directors in February 2015, and was approved by its stockholders in June 2015. On November 13, 2018, SunPower filed post-effective amendments to registration statements associated with the 2005 Plan, among others, to deregister shares no longer required to be registered for issuance under those plans, as no new awards had been made and all options had been exercised or had expired.
The 2015 Plan allows for the grant of options, as well as grant of stock appreciation rights, restricted stock grants, restricted stock units and other equity rights. The 2015 Plan also allows for tax withholding obligations related to stock option exercises or restricted stock awards to be satisfied through the retention of shares otherwise released upon vesting. The 2015 Plan includes an automatic annual increase mechanism equal to the lower of three percent of the outstanding shares of all classes of SunPower’s common stock measured on the last day of the immediately preceding fiscal year, 6 million shares, or such other number of shares as determined by SunPower’s Board of Directors. In fiscal year 2015, SunPower’s Board of Directors voted to reduce the stock incentive plan’s automatic increase from 3% to 2%. Under the 2015 Plan, the restricted stock grants and restricted stock units typically vest in equal installments annually over three years or four years.
The majority of shares issued are net of the minimum statutory withholding requirements that SunPower paid on behalf of our employees. During fiscal years 2020, SunPower withheld 0.1 million shares to satisfy the employees’ tax obligations, respectively. SunPower paid such withholding requirements in cash to the appropriate taxing authorities. Shares withheld are treated as common stock repurchases for accounting and disclosure purposes and reduce the number of shares outstanding upon vesting.
Maxeon’s Stock-based Incentive Plans
On August 3, 2020, the Board of Maxeon adopted 2020 Omnibus Incentive Plan (“2020 Plan”) which was approved by SunPower, the sole shareholder prior to the Spin-off, on August 4, 2020. The 2020 Plan allows for the grant of awards representing the right to acquire, or based on the value of, Maxeon’s ordinary shares (“Maxeon Shares”), and includes non-statutory share options, share appreciation rights, restricted shares, restricted share units, and cash-based incentive awards. Replacement awards may also be granted under the Plan in substitution of awards of common stock of SunPower Corporation held by certain participants whose employment will be transferred to Maxeon. The 2020 Plan includes an automatic annual increase mechanism equal to three percent of the number of outstanding Maxeon Shares of all classes of Maxeon on the last day of the immediately preceding fiscal year or by a small number determined by the Board. Under the 2020 Plan, the restricted stock units typically vest in equal installments annually over four years. Starting from fiscal year 2022, awards granted vest in equal installments annually over three years.
During fiscal year 2022, the Company has rolled out Transformation Incentive Plan (“TIP”) with a number of restricted stock units to be granted after achieving performance targets over a three-year performance period (“TIP Grant”). 50% of the TIP Grant will vest immediately upon grant and the remaining 50% will vest one year after grant. The expected award value is recorded as a liability until the determination of the number of shares to be awarded wherby such balance will be reclassified to equity. As of January 1, 2023, the related liability of $1.7 million is recorded in “Accrued liabilities” in the “Consolidated Balance Sheets”.
The majority of shares issued are net of the minimum statutory withholding requirements that Maxeon pays on behalf our employees. During fiscal year 2022 and 2021, Maxeon withheld 32,875 and 132,337 shares to satisfy the employees’ tax obligations. Maxeon pays such withholding requirements in cash to the appropriate taxing authorities. Shares withheld are treated as common stock repurchases for accounting and disclosure purposes and reduce the number of shares outstanding upon vesting.
The following table summarizes the stock-based compensation expense by line item in the Consolidated and Combined Statements of Operations:

	Fiscal Year Ended
(In thousands)	January 1, 2023	January 2, 2022	January 3, 2021
Cost of revenue	$1,535	$1,250	$2,080
Research and development	1,513	352	1,217
Sales, general and administrative	11,532	5,629	3,953
Total stock-based compensation expense	$14,580	$7,231	$7,250
For fiscal year 2022, 2021 and 2020, the net stock-based compensation expense capitalized to inventory $0.2 million, nil and $0.4 million, respectively.
The following table summarizes the non-vested restricted stock units' activities under the 2020 Plan:

	Restricted Stock Units	Performance Stock Units
(In thousands)	Shares	Shares
Outstanding as of January 2, 2022	1,069	112
Granted	1,633	259
Vested	(762)	(56)
Forfeited	(199)	(102)
Outstanding as of January 1, 2023	1,741	213
We estimate the fair value of our restricted stock awards and units at our stock price on the grant date. The weighted-average grant date fair value of restricted stock units and performance stock units granted under the 2020 Plan during fiscal year 2022, 2021 and 2020 was $15.34, $25.51 and $18.70 respectively. The total fair value of restricted stock units and performance stock units vested under the 2020 Plan during fiscal year 2022, 2021 and 2020 was $13.1 million,$14.5 million and $0.4 million, respectively.
As of January 1, 2023, the total unrecognized stock-based compensation related to outstanding restricted stock units and performance stock units was $25.3 million, which we expect to recognize over a weighted-average period of 2.1 years.